UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
—————————————————————
FORM ABS-15G
—————————————————————
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
—————————————————————
MART Depositor 2015-NPL1, LLC
(Exact name of securitizer as specified in its charter)
—————————————————————

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016.
Date of Report (Date of filing): February 14, 2017
Commission File Number of securitizer: 025-01922
Central Index Key Number of securitizer: 0001641879

Kent Smith, (949) 720-6000
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

ITEM 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), the Securitizer is filing this Form ABS-15G as notice of termination of its duty to file reports under Rule 15Ga-1.  The payment date for the last outstanding asset-backed security held by a non-affiliate of the Securitizer was September 30, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MART Depositor 2015-NPL1, LLC (Securitizer)
Date: February 14, 2017	By:	/s/ Kent Smith
Name: Kent Smith
Title: Authorized Person